Loans, Impaired Loans and Allowance for Credit Losses - Impaired Loans (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	$ 571,216	$ 556,899
Allowance for credit losses	5,111	5,065
Net	566,105	551,834
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	258,649	253,357
Allowance for credit losses	709	678
Net	257,940	252,679
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	96,650	96,019
Allowance for credit losses	2,111	2,109
Net	94,539	93,910
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	198,793	191,038
Allowance for credit losses	1,079	1,065
Net	197,714	189,973
Financial instruments credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	5,287	5,130
Allowance for credit losses	1,680	1,677
Net	3,607	3,453
Financial instruments credit-impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,058	999
Allowance for credit losses	367	381
Net	691	618
Financial instruments credit-impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	108	80
Allowance for credit losses	24	25
Net	84	55
Financial instruments credit-impaired [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	413	359
Allowance for credit losses	172	164
Net	241	195
Financial instruments credit-impaired [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	615	581
Allowance for credit losses	338	317
Net	277	264
Financial instruments credit-impaired [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	793	753
Allowance for credit losses	158	158
Net	635	595
Financial instruments credit-impaired [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	607	619
Allowance for credit losses	162	159
Net	445	460
Financial instruments credit-impaired [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,693	1,739
Allowance for credit losses	459	473
Net	1,234	1,266
Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,868	1,797
Allowance for credit losses	362	360
Net	1,506	1,437
Financial instruments credit-impaired [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,108	1,069
Allowance for credit losses	640	644
Net	468	425
Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	2,311	2,264
Allowance for credit losses	678	673
Net	$ 1,633	$ 1,591